UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 6718

Dreyfus Investment Grade Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 7/31

Date of reporting period: July 1, 2009-June 30, 2010

Item 1. Proxy Voting Record

Dreyfus Investment Grade Funds, Inc.

========================= Dreyfus Yield Advantage Fund =========================

The Fund liquidated on July 29, 2010.

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

================== Dreyfus Inflation Adjusted Securities Fund ==================

DREYFUS INSTITUTIONAL PREFERED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 28, 2009   Meeting Type: Special

Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Change of Fundamental           For       For          Management

      Investment Policy - Lending

==================== Dreyfus Intermediate Term Income Fund =====================

DREYFUS INSTITUTIONAL PREFERED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 28, 2009   Meeting Type: Special

Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Change of Fundamental           For       For          Management

      Investment Policy - Lending

======================== Dreyfus Short Term Income Fund ========================

DREYFUS INSTITUTIONAL PREFERED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 28, 2009   Meeting Type: Special

Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Change of Fundamental           For       For          Management

      Investment Policy - Lending

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010